Accrued Liabilities (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of accrued liabilities
Lab services & supplies	$ 6,080	$ 87,100	$ 72,044
Professional fees	50,031	17,760	48,265
Consultant fees	2,500	2,500	15,495
Interest	13,542	25,420	17,826
Other	9,700		2,083
Total accrued liabilities	$ 81,853	$ 132,780	$ 155,713